Revenue (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Revenue [Abstract]
service contracts assets	$ 725,441	$ 1,639,893	$ 1,480,923
service contracts liabilities			$ 0
Long-term service contracts amount	$ 6,627,577	$ 9,371,628